3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and equipment
	2010	2011
Lab and office equipment	$467,492	$465,778
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,548,872	1,547,158
Less: accumulated depreciation and amortization	(467,713)	(686,226)
	$1,081,159	$860,932